Earnings/(loss) per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income/(loss)	$ 34,253,365	$ (35,123,208)	$ 11,984,485
Less: Undistributed earnings allocated to non-vested shares	216,168	0	0
Net income/(loss) attributable to common shareholders, basic	$ 34,037,197	$ (35,123,208)	$ 11,984,485
Weighted average number of shares outstanding, basic	37,961,560	37,858,437	38,357,893
Weighted average number of shares outstanding, diluted	37,961,673	37,858,437	38,357,893
Earnings/(Loss) per share, basic	$ 0.9	$ (0.93)	$ 0.31
Earnings/(Loss) per share, diluted	$ 0.9	$ (0.93)	$ 0.31